Equipment	11 Months Ended
Jun. 06, 2011
Equipment

Note 3	Equipment

During the year ended December 31, 2008 the values of all capital assets were impaired, writing their values down to $nil. As these assets were fully amortized, the write down had no impact on the consolidated statement of operations.

June 30, 2011
		Cost		Accumulated Amortization		Net
Computer equipment	$	nil	$	nil	$	nil
Furniture and fixtures		nil		nil		nil
Website		nil		nil		nil
	$	nil	$	nil	$	nil

June 30, 2010
		Cost		Accumulated Amortization		Net
Computer equipment	$	nil	$	nil	$	nil
Furniture and fixtures		nil		nil		nil
Website		nil		nil		nil
	$	nil	$	nil		$—

June 30, 2009
		Cost		Accumulated Amortization	Net
Computer equipment	$	nil	$	nil	$—
Furniture and fixtures		nil		nil	—
Website		nil		nil	—
	$	nil	$	nil	$—